Option and Stock Issuance Plans (Details) - Schedule of Non Vested Restricted Share - Non-vested restricted shares [Member] - Vaso Corporation and Subsidaries [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Non Vested Restricted Share [Line Items]
Shares Available for Future Issuance, Begining Balance	9,955,580	10,915,580
Unvested shares, Begining Balance	2,650,000	2,990,000
Weighted Average Grant Date Fair Value, Begining Balance (in Dollars per share)	$ 0.06	$ 0.02
Weighted Average Grant Date Fair Value, Authorized (in Dollars per share)
Shares Available for Future Issuance, Authorized
Unvested shares, Authorized
Shares Available for Future Issuance, Granted	(225,000)	(1,050,000)
Unvested shares, Granted	225,000	1,050,000
Weighted Average Grant Date Fair Value, Granted (in Dollars per share)	$ 0.22	$ 0.11
Unvested shares, Vested	(1,491,418)	(1,300,000)
Weighted Average Grant Date Fair Value, Vested (in Dollars per share)	$ 0.03	$ 0.02
Shares Available for Future Issuance, Vested
Weighted Average Grant Date Fair Value, Forfeited (in Dollars per share)	$ 0.11	$ 0.05
Shares Available for Future Issuance, Forfeited	25,249	90,000
Unvested shares, Forfeited	(25,249)	(90,000)
Weighted Average Grant Date Fair Value, Expired (in Dollars per share)
Shares Available for Future Issuance, Expired	(759,120)
Unvested shares, Expired
Shares Available for Future Issuance, Ending Balance	8,996,709	9,955,580
Unvested shares, Ending Balance	1,358,333	2,650,000
Weighted Average Grant Date Fair Value, Ending Balance (in Dollars per share)	$ 0.11	$ 0.06